Derivative Instruments (Fair Values of Derivative Assets and Liabilities) (Schedule and Footnotes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Current	$ 446.6	$ 252.1
Long-term	1,314.8	952.1
Total	1,761.4	1,204.2
Liability:
Current	1,043.7	751.2
Long-term	1,517.1	2,305.3
Total	2,560.8	3,056.5
Cross Currency Interest Rate Contract [Member]
Assets:
Current	443.6	248.4
Long-term	913.7	520.8
Total	1,357.3	769.2
Liability:
Current	1,027.4	727.2
Long-term	1,443.9	2,191.4
Total	2,471.3	2,918.6
Valuation adjustment in asset cross currency and interest rate derivative contracts	30.9	9.8
Valuation adjustment in liability cross currency and interest rate derivative contracts	64.6	173.0
Gain (loss) on change in credit risk valuation included in realized and unrealized gains (losses) on derivative instruments, net	(120.9)	15.3	$ (57.3)
Equity-related derivative instruments [Member]
Assets:
Current	0.0	0.0
Long-term	400.2	430.4
Total	400.2	430.4
Liability:
Current	15.3	15.6
Long-term	73.1	101.3
Total	88.4	116.9
Foreign currency forward contracts [Member]
Assets:
Current	2.5	2.6
Long-term	0.0	0.0
Total	2.5	2.6
Liability:
Current	0.8	8.2
Long-term	0.0	12.0
Total	0.8	20.2
Other Contract [Member]
Assets:
Current	0.5	1.1
Long-term	0.9	0.9
Total	1.4	2.0
Liability:
Current	0.2	0.2
Long-term	0.1	0.6
Total	$ 0.3	$ 0.8